Segment Information - Summary of Group's Total Revenues from External Customers by Geographic Area (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 296,567	₽ 312,574	₽ 299,113
External customers by geographic area [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	296,567	312,574	299,113
External customers by geographic area [member] | Russia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	171,344	178,997	177,005
External customers by geographic area [member] | Asia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	63,187	61,840	63,182
External customers by geographic area [member] | Europe [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	38,334	44,263	36,605
External customers by geographic area [member] | CIS [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	21,465	23,877	19,346
External customers by geographic area [member] | Middle East [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	1,983	3,130	2,212
External customers by geographic area [member] | USA [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	155	258	286
External customers by geographic area [member] | Other regions [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 99	₽ 209	₽ 477